CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash		$ 56,363	$ 6,220
Accounts receivable		426	97
Inventories - Note 4		12,867	4,453
Ore on leach pads, current - Note 4		38,041	22,062
Prepaids and other - Note 5		4,303	2,648
Restricted cash - Note 6		0	3,270
Current assets		112,000	38,750
Ore on leach pads, non-current - Note 4		7,243	0
Other assets, non-current - Note 5		13,483	24,886
Plant, equipment, and mine development, net - Note 7		60,223	31,524
Restricted cash - Note 7		39,677	39,477
Total assets		232,626	134,637
Liabilities:
Accounts payable and accrued expenses		12,280	10,746
Other liabilities, current - Note 8		4,157	3,939
Debt, net, current - Note 9		5,120	553,965
Royalty obligation, current - Note 10		124	0
Interest payable		0	846
Current liabilities		21,681	569,496
Other liabilities, non-current - Note 8		1,650	0
Warrant liabilities, non-current - Note 11		15,389	18
Debt, net, non-current - Note 9		142,665	0
Royalty obligation, non-current - Note 10		29,839	0
Asset retirement obligation, non-current - Note 12		4,785	4,374
Total liabilities		216,009	573,888
Commitments and contingencies - Note 21
Stockholders' (deficit) equity
Common stock, $0.0001 par value; 400,000,000 shares authorized; 59,901,306 issued and outstanding at December 31, 2020; and 345,431 issued and 323,328 outstanding at December 31, 2019	[1]	6	0
Additional paid-in capital	[1]	537,370	5,187
Accumulated deficit	[1]	(520,759)	(444,438)
Total stockholders' equity	[1]	16,617	(439,251)
Total liabilities and stockholders' equity		$ 232,626	$ 134,637

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.